Explanation of inputs, assumptions and estimation techniques used to apply impairment requirements (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Silver (per ounce) [Member] | 2018-2021 average [Member]
Statement [Line Items]
Average commodity price	$ 19.38
Silver (per ounce) [Member] | Long-term [Member]
Statement [Line Items]
Average commodity price	20.00
Gold (per ounce) [Member] | 2018-2021 average [Member]
Statement [Line Items]
Average commodity price	1,333
Gold (per ounce) [Member] | Long-term [Member]
Statement [Line Items]
Average commodity price	1,350
Lead (per pound) [Member] | 2018-2021 average [Member]
Statement [Line Items]
Average commodity price	1.08
Lead (per pound) [Member] | Long-term [Member]
Statement [Line Items]
Average commodity price	1.00
Zinc (per pound) [Member] | 2018-2021 average [Member]
Statement [Line Items]
Average commodity price	1.36
Zinc (per pound) [Member] | Long-term [Member]
Statement [Line Items]
Average commodity price	$ 1.16